Auditor's remuneration - Summary of auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional information [abstract]
Audit fees payable to PwC1	$ 109.8	$ 97.6	$ 88.1
Other audit fees payable	2.2	1.6	2.0
Year ended 31 Dec	$ 112.0	$ 99.2	$ 90.1